Investment in Films and Television Programs - (Summary) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024
Film Group Monetization
Released, net of accumulated amortization	$ 992.2	$ 779.9	$ 1,011.6
Completed and not released	225.4	289.8	201.3
In progress	644.4	649.1	1,129.2
In development	67.0	67.9	115.3
Total	1,929.0	1,786.7	2,457.4
LIONS GATE ENTERTAINMENT CORP. [Member]
Individual Monetization
Released, net of accumulated amortization	878.3	611.7	899.5
Completed and not released	225.4	278.7	201.3
In progress	469.2	457.0	794.7
In development	65.7	64.1	107.6
Total	1,638.6	1,411.5	2,003.1
Film Group Monetization
Released, net of accumulated amortization	497.1	657.8	459.4
Completed and not released	170.1	281.7	274.9
In progress	179.0	303.0	337.0
In development	4.3	8.2	11.4
Total	850.5	1,250.7	1,082.7
Licensed program rights, net of accumulated amortization	273.1	285.7	290.5
Investment in films and television programs and licensed program rights, net	2,762.2	2,947.9	$ 3,376.3
Production Tax Credits, Amortization of Investments in Films and Television Programs | LIONS GATE ENTERTAINMENT CORP. [Member]
Film Group Monetization
Production tax credits received	$ 70.6	$ 84.3